Significant Accounting Policies	6 Months Ended
Sep. 30, 2014
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

The same accounting policies have been followed in these unaudited interim condensed consolidated financial statements as were applied in the preparation of our audited financial statements for the period ended March 31, 2014 (see Note 2 of the consolidated financial statements for the period ended March 31, 2014 included in our Annual Report on Form 20-F for the period ended March 31, 2014).

There are no recent accounting pronouncements, other than those disclosed in our audited financial statements for the period ended March 31, 2014, for which the adoption of would have a material effect on our unaudited interim condensed consolidated financial statements in the current period or expected to have an impact on future periods.